Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash Flow Statement [Abstract]
Unrealized gains on non-hedged derivatives	$ (0.4)	$ (0.7)
Reclamation activities	(1.2)	(3.5)
Adjustments for interest income	1.3	1.5
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(2.0)	(1.7)
Distribution of Share Based Compensation	(5.7)	(3.5)
Reduction of Obligation to Renounce Flow Through Exploration Costs	0.0	(1.0)
Loss on disposal of assets	1.5	1.0
Other	3.4	2.8
Other adjustments for non-cash items	$ (3.1)	$ (5.1)